CONSOLIDATED STATEMENT OF OPERATIONS (Audited) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	13 Months Ended
	May 31, 2012	May 31, 2013	May 31, 2013	Nov. 30, 2012	May 31, 2013
GENERAL AND ADMINISTRATIVE EXPENSES
Office and general	$ 19			$ 19	$ 19
Filing fees	1,500	1,781	1,781	4,139	5,920
Transfer agent		398	535	210	744
Professional fees		6,750	13,250	4,192	17,442
NET OPERATING LOSS	1,519	8,929	15,566	(8,560)	24,126
NET LOSS	$ (1,519)	$ (8,929)	$ (15,566)	$ (8,560)	$ (24,126)
BASIC LOSS PER COMMON SHARE	$ 0.00	$ 0.00	$ 0.00	$ 0.00
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING -BASIC	90,000,000	90,280,920	90,280,920	90,102,270